Restricted Equity Securities	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Restricted Equity Securities
Restricted Equity Securities
Restricted equity securities consists of stock of the FHLB of Cincinnati amounting to $3,012,000 at December 31, 2016 and 2015. The stock can be sold back only at par or a value as determined by the issuing institution and only to the respective financial institution or to another member institution. These securities are recorded at cost.